Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Central Index Key	0000104918
Entity Registrant Name	AVISTA CORPORATION
Amendment Flag	false
EBP 003 [Member]
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000104918
Entity Registrant Name	AVISTA CORPORATION
Amendment Flag	false
Document Fiscal Period Focus	FY